Investments In Affiliated Companies, Partnership And Other Companies (Investments In Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Companies accounted for under the equity method	$ 173,396	$ 126,059
Companies accounted for on a cost basis	7,566	3,699
Investments in affiliated companies	$ 180,962	$ 129,758